First Trust Smith Unconstrained Bond ETF Average Annual Total Returns		12 Months Ended	23 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended		79 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	5.19%		2.46%			2.40%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(1.38%)	(0.33%)	1.01%	1.28%	1.34%
First Trust Smith Unconstrained Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.91%			2.76%			3.34%
Performance Inception Date	Jun. 04, 2018
First Trust Smith Unconstrained Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.81%			1.24%			1.86%
First Trust Smith Unconstrained Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%			1.45%			1.93%